Share Based Compensation (Details) - Schedule of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model [Abstract]
Expected volatility, minimum	88.44%	95.02%
Expected volatality, maximum	96.55%	95.15%
Risk-free interest rate, minimum	0.59%	2.46%
Risk-free interest rate, maximum	0.69%	2.49%
Expected term from grant date (in years), minimum	5 years 3 months	6 years 105 days
Expected term from grant date (in years), maximum	7 years 105 days	7 years 105 days
Dividend rate
Dilution factor, minimum (in Dollars per share)	$ 0.9909
Dilution factor, maximum (in Dollars per share)	1
Dilution factor (in Dollars per share)		$ 0.9962
Fair value, minimum (in Dollars per share)	1.55	10.1
Fair value, maximum (in Dollars per share)	$ 2.66	$ 10.52